   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  July 18, 2017 to August 17, 2017

   Commission File Number of issuing entity:  333-206847-04

   Central Index Key Number of issuing entity:  0001690577

   Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206847

   Central Index Key Number of depositor:  0001005007

   Banc of America Merrill Lynch Commercial Mortgage Inc.

   (Exact name of depositor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001541557

    Morgan Stanley Mortgage Capital Holdings LLC

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001102113

    Bank of America, National Association

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001682532

    Starwood Mortgage Funding III LLC

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001089877

    KeyBank National Association

    (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001548567

    CIBC Inc.

    (Exact name of sponsor as specified in its charter)

    W. Todd Stillerman, Esq. (980) 388-7451

    (Name and telephone number, including area code, of the person to contact in connection with this filing)

    New York

    (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4021758

38-4021759

(I.R.S. Employer Identification No.)

    c/o Wells Fargo Bank, N.A.

    9062 Old Annapolis Road

    Columbia, MD 21045

    (Address of principal executive offices of the issuing entity) (Zip Code)

    (410) 884-2000

    (Telephone number, including area code)

    Not Applicable

    (Former name, former address, if changed since last report)

    Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑SB	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2017, a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 18, 2017 to August 17, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 3, 2017. The Central Index Key number for the Depositor is 0001005007.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2017. The Central Index Key number for Morgan Stanley is 0001541557.

Bank of America, National Association ("Bank of America") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 3, 2017. The Central Index Key number for Bank of America is 0001102113.

Starwood Mortgage Funding III LLC ("Starwood ") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2017. The Central Index Key number for Starwood  is 0001682532.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 1, 2017. The Central Index Key number for KeyBank is 0001089877.

CIBC Inc. ("CIBC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on July 18, 2017. The Central Index Key number for CIBC is 0001548567.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 29, 2017 under Commission File No. 333-206847-04 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 29, 2017 under Commission File No. 333-206847-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). On July 11, 2017, certain PIMCO investment funds filed a civil complaint relating to Wells Fargo Bank's setting aside reserves for legal fees and expenses in connection with the liquidation of 11 RMBS trusts at issue in the State Court Complaint.  The complaint seeks, among other relief, declarations that Wells Fargo Bank is not entitled to (i) indemnification from, (ii) advancement of funds from, or (iii) taking reserves from trust funds for legal fees and expenses it incurs in defending the claims in the State Court Complaint. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00
*REO Account Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	07/17/2017	$4,700.65
Current Distribution Date:	08/17/2017	$4,864.64
Interest Reserve Account Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00
Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	07/17/2017	$0.00
Current Distribution Date:	08/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, relating to the August 17, 2017 distribution.

(102)              ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 29, 2017 under Commission File No. 333-206847-04 and incorporated by reference herein).

(103)              ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 29, 2017 under Commission File No. 333-206847-04  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Depositor)

/s/   Leland F. Bunch III

Leland F. Bunch III, President and Chief Executive Officer

Date:  August 28, 2017

EXHIBIT INDEX

Exhibit Number               Description

EX 99.1                     Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32, relating to the August 17, 2017 distribution.

EX 102                      ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 29, 2017 under Commission File No. 333-206847-04 and incorporated by reference herein).

EX 103                      ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 29, 2017 under Commission File No. 333-206847-04 and incorporated by reference herein).